Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 289,707	$ 269,194	$ 216,190
Products transferred at a point in time [Member]
Total	6,521
Products and services transferred over time [Member]
Total	283,186
T&M contracts [Member]
Total	169,416
Fixed-priced contracts [Member]
Total	$ 120,291